Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives	Depreciation on other items of property and equipment is calculated using the straight-line method to allocate their depreciable amounts over their estimated useful lives as followed;
Office renovation	-	10 years
Office equipment	-	5 years
Furniture and fittings	-	5 years
Electrical and fittings	-	10 years
Right of use asset	-	3 years

Schedule of Currency Exchange Rate Used in Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:
	December 31,
	2021	2022	2023
RM to USD Year End	4.1750	4.4025	4.5893
RM to USD Average Rate	4.1403	4.3983	4.5680